Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	39-1972791
Plan number	002
Current Value	$ 3,909,984
EBP 002 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
EBP 002 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
EBP 005
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	39-1972791
Plan number	005
Current Value	$ 2,145,565
EBP 005 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
EBP 005 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
EBP 008
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	39-1972791
Plan number	008
Current Value	$ 1,325,903
EBP 008 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
EBP 008 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%